Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 1,970	$ 694
Prepaid insurance	1,355	206
Receivable from contract manufacturer	1,344	1,521
Grant receivable	779	0
Security deposit	118	20
Total prepaid and other current assets	$ 5,566	$ 2,441